UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   June 30, 2010

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    SPINNER ASSET MANAGEMENT, LLC
Address: 730 Fifth Avenue, Suite 1601
         New York, NY 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Deluca
Title:  Treasurer
Phone:  650-372-2701

Signature, Place, and Date of Signing:

/s/ Steven Deluca              New York, NY                  08/12/2010
----------------------------  -----------------------------  -------------------
        [Signature]                 [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Spinner Global Technology Fund, Ltd.
Portfolio as of June 30, 2010


Names on the SEC 13F list, not on the Jeffries 13F report


13100M509           CALIX NETWORKS INC
192005106           CODEXIS INC
59479393101         MICREL INC
595137100           MICROSEMI CORP
620076109           MOTOROLA INC
65338E 10 5         NEXXUS LIGHTING
71372U104           PERFECT WORLD
741503403           PRICELINE.COM
803054204           SAP AG
816850101           SEMTECH CORP
826565103           SIGMA DESIGNS INC
826919102           SILICON LABS
83408W103           SOHU.COM INC
835460106           SONIC SOLUTIONS
835699307           SONY CORP


Names where only one call was listed on the sec 13f list, but the Jeffries 13F report included more than one call



CUSIP               NAME
268648902           EMC CORP (calls)
595112903           MICRON TECHNOLOGIES (calls)
64110L906           NETFLIX INC (calls)
M7516K103           NOVA MEASURING (calls)
678002906           OIL SERVICE HOLDRS (calls)
760975902           RESEARCH IN MOTION (calls)

                                    FORM 13F

                           TITLE                    VALUE    SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER             OF CLASS     CUSIP      (x$1000)  PRN AMT  PR    CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ACME PACKET INC              COMM       004764106     1,075    40,000 SH            Sole                    40,000
ACME PACKET INC              COMM       004764106       672    25,000 SH    CALL    Sole                    25,000
ADVANCED MICRO DEVICES       COMM       007903107     1,135   155,000 SH    CALL    Sole                   155,000
APPLE COMPUTER INC           COMM       037833100     8,175    32,500 SH    CALL    Sole                    32,500
ARM HOLDINGS PLC-SPONS ADR   COMM       042068106       620    50,000 SH    PUT     Sole                    50,000
ARRIS GROUP INC              COMM       04269Q100     1,274   125,000 SH    CALL    Sole                   125,000
ART TECHNOLOGY GROUP INC     COMM       04289L107       855   250,000 SH            Sole                   250,000
ASIAINFO HOLDINGS INC        COMM       04518A104     1,093    50,000 SH            Sole                    50,000
ASIAINFO HOLDINGS INC        COMM       04518A104        48     2,200 SH    CALL    Sole                     2,200
ATHEROS COMMUNICATIONS       COMM       04743P108       689    25,000 SH    CALL    Sole                    25,000
ATMEL CORP                   COMM       049513104     1,704   355,000 SH            Sole                   355,000
BAIDU INC - ADR              ADRS       056752108     1,702    25,000 SH            Sole                    25,000
BAIDU INC - ADR              COMM       056752108       340     5,000 SH    CALL    Sole                     5,000
CABOT MICROELECTRONICS CORP  COMM       12709P103     1,211    35,000 SH            Sole                    35,000
CAVIUM NETWORKS INC          COMM       14965A101     1,310    50,000 SH            Sole                    50,000
CAVIUM NETWORKS INC          COMM       14965A101     1,310    50,000 SH    CALL    Sole                    50,000
COINSTAR INC                 COMM       19259P300       859    20,000 SH    CALL    Sole                    20,000
CONSTANT CONTACT INC         COMM       210313102       427    20,000 SH            Sole                    20,000
CONVIO INC                   COMM       21257W105     1,098   149,627 SH            Sole                   149,627
COSTAR GROUP INC             COMM       22160N109     1,765    45,500 SH            Sole                    45,500
CREE INC                     COMM       225447101     1,981    33,000 SH            Sole                    33,000
CYMER INC                    COMM       232572107     1,502    50,000 SH            Sole                    50,000
DAKTRONICS INC               COMM       234264109     1,080   144,000 SH            Sole                   144,000
DEMANDTEC INC                COMM       24802R506     1,350   200,000 SH            Sole                   200,000
EMC CORP - MASS              COMM       268648102       458    25,000 SH    CALL    Sole                    25,000
EMC CORP - MASS              COMM       268648102     1,373    75,000 SH    CALL    Sole                    75,000
ENTROPIC COMMUNICATIONS INC  COMM       29384R105     2,435   384,100 SH            Sole                   384,100
GENTEX CORP                  COMM       371901109     1,618    90,000 SH            Sole                    90,000
HARMONIC INC                 COMM       413160102     1,496   275,000 SH            Sole                   275,000
HITTITE MICROWAVE CORP       COMM       43365Y104     2,237    50,000 SH            Sole                    50,000
INFORMATICA CORP             COMM       45666Q102     1,791    75,000 SH            Sole                    75,000
INTEL CORP                   COMM       458140100       973    50,000 SH    CALL    Sole                    50,000
INTL RECTIFIER CORP          COMM       460254105       931    50,000 SH            Sole                    50,000
INTUIT INC                   COMM       461202103     1,739    50,000 SH            Sole                    50,000
INTUIT INC                   COMM       461202103     1,739    50,000 SH    PUT     Sole                    50,000
KENEXA CORP                  COMM       488879107     1,500   125,000 SH            Sole                   125,000
KMG CHEMICALS INC            COMM       482564101     1,436   100,000 SH            Sole                   100,000
LEXMARK INTERNATIONAL INC-A  COMM       529771107     1,156    35,000 SH    PUT     Sole                    35,000
LIVEPERSON INC               COMM       538146101     1,029   150,000 SH            Sole                   150,000
LOGMEIN INC                  COMM       54142L109     1,967    75,000 SH            Sole                    75,000
LOOPNET INC                  COMM       543524300     1,850   150,000 SH            Sole                   150,000
MARVELL TECHNOLOGY GROUP LTD COMM       G5876H105     1,576   100,000 SH    CALL    Sole                   100,000
MAXLINEAR INC-CLASS A        COMM       57776J100     1,817   130,000 SH            Sole                   130,000
MELLANOX TECHNOLOGIES LTD    COMM       M51363113     2,847   130,000 SH            Sole                   130,000
MICRON TECHNOLOGY INC        COMM       595112103        85    10,000 SH    CALL    Sole                    10,000
MICRON TECHNOLOGY INC        COMM       595112103     1,698   200,000 SH    CALL    Sole                   200,000
MIPS TECHNOLOGIES INC        COMM       604567107     1,584   310,000 SH            Sole                   310,000
MOTOROLA INC                 COMM       620076109     1,386   212,500 SH    CALL    Sole                   212,500
MOVE INC                     COMM       62458M108       923   450,000 SH            Sole                   450,000
NANOMETRICS INC              COMM       630077105     1,290   127,800 SH            Sole                   127,800
NETFLIX INC                  COMM       64110L106     1,358    12,500 SH    CALL    Sole                    12,500
NETLOGIC MICROSYSTEMS INC    COMM       64118B100     1,632    60,000 SH            Sole                    60,000
NOKIA CORP SPONSORED ADR     COMM       654902204     2,853   350,000 SH    CALL    Sole                   350,000
NOVA MEASURING INSTRUMENTS   COMM       M7516K103       519   125,000 SH            Sole                   125,000
OIL SERVICE HOLDRS TRUST     COMM       678002106     1,893    20,000 SH    CALL    Sole                    20,000
OMNIVISION TECHNOLOGIES      COMM       682128103     2,894   135,000 SH            Sole                   135,000
ORACLE CORP                  COMM       68389X105     1,610    75,000 SH    CALL    Sole                    75,000
POLYPORE INTERNATIONAL INC   COMM       73179V103       569    25,000 SH            Sole                    25,000
PROS HOLDINGS INC            COMM       74346Y103       780   120,000 SH            Sole                   120,000
QLOGIC CORP                  COMM       747277101     1,247    75,000 SH    CALL    Sole                    75,000
RESEARCH IN MOTION           COMM       760975102     1,232    25,000 SH    CALL    Sole                    25,000
RF MICRO DEVICES INC         COMM       749941100        39    10,000 SH    CALL    Sole                    10,000
SABA SOFTWARE INC            COMM       784932600     1,803   350,000 SH            Sole                   350,000
SANDISK CORP                 COMM       80004C101     2,314    55,000 SH            Sole                    55,000
SEAGATE TECHNOLOGY           COMM       G7945J104     1,304   100,000 SH            Sole                   100,000
SINA CORP                    COMM       G81477104     1,763    50,000 SH    CALL    Sole                    50,000
SINA CORP                    COMM       G81477104     2,821    80,000 SH            Sole                    80,000
SMART MODULAR TECHNOLOGIES   COMM       G82245104     1,170   200,000 SH            Sole                   200,000
SMITH MICRO SOFTWARE INC     COMM       832154108       238    25,000 SH            Sole                    25,000
SOURCEFIRE INC               COMM       83616T108       380    20,000 SH            Sole                    20,000
STEC INC                     COMM       784774101     1,256   100,000 SH    CALL    Sole                   100,000
SUCCESSFACTORS INC           COMM       864596101     1,559    75,000 SH            Sole                    75,000
SUPER MICRO COMPUTER INC     COMM       86800U104     2,160   160,000 SH            Sole                   160,000
TELENAV INC                  COMM       879455103     1,259   150,000 SH            Sole                   150,000
TERADATA CORP                COMM       88076W103     1,524    50,000 SH            Sole                    50,000
TESSERA TECHNOLOGIES INC     COMM       88164L100     1,445    90,000 SH    CALL    Sole                    90,000
UTSTARCOM INC                COMM       918076100     1,288   700,000 SH            Sole                   700,000
VEECO INSTRUMENTS INC        COMM       922417100     3,771   110,000 SH            Sole                   110,000
VISHAY INTERTECHNOLOGY INC   COMM       928298108       774   100,000 SH            Sole                   100,000
VOLTERRA SEMICONDUCTOR CORP  COMM       928708106     1,730    75,000 SH            Sole                    75,000
WESTERN DIGITAL CORP         COMM       958102105     1,131    37,500 SH    CALL    Sole                    37,500
Number of Rows: 81           Number of Other Managers: 0

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